EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Changes in Present Value of Defined Benefit Obligation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Interest costs	$ 25	$ 23	$ 20
Current service cost	292	356	359
Defined Benefit Obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1,	5,907	5,235
Interest costs	110	151
Current service cost	292	356
Benefits paid	(645)	(641)
Demographic assumptions	(29)	(28)
Financial assumptions	(223)	254
Past Experience	(2)	6
Currency Exchange	(423)	574
Balance at December 31,	$ 4,987	$ 5,907	$ 5,235